Plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment

10.	Plant and equipment

	Computers	Furniture and fittings	Office equipments	Renovation	Right of use asset	Total
	S$	S$	S$	S$	S$	S$
Cost
As at January 1, 2024	96,232	13,917	6,247	102,750	274,984	494,130
Disposals	(1,012)	(13,917)	-	-	-	(14,929)
Written-off	-	-	(6,247)	(102,750)	-	(108,997)
As at December 31, 2024	95,220	-	-	-	274,984	370,204
Additions	42,202	-	11,512	20,428	62,457	136,599
Disposals	-	-	(138)	(10,540)	-	(10,678)
Written-off	-	-	-	-	(269,411)	(269,411)
Exchange adjustment	(737)	-	(275)	(247)	(7,127)	(8,386)
As at December 31, 2025	136,685	-	11,099	9,641	60,903	218,328

Accumulated depreciation
As at January 1, 2024	91,815	8,074	5,317	43,723	224,756	373,685
Depreciation	4,146	689	103	6,559	44,257	55,754
Disposals	(814)	(8,763)	-	-	-	(9,577)
Written-off	-	-	(5,420)	(50,282)	-	(55,702)
As at December 31, 2024	95,147	-	-	-	269,013	364,160
Depreciation	26,578	-	7,904	3,831	25,244	63,557
Disposals	-	-	(8)	(1,757)	-	(1,765)
Written-off	-	-	-	-	(269,411)	(269,411)
Exchange adjustment	(604)	-	(196)	(51)	(5,705)	(6,556)
As at December 31, 2025	121,121	-	7,700	2,023	19,141	149,985

Carrying amount
As at December 31, 2025	15,564	-	3,399	7,618	41,762	68,343
As at December 31, 2024	73	-	-	-	5,971	6,044

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)

10.	Plant and equipment (continued)

	2025	2024
	S$	S$

Expense relating to short-term leases	102,464	94,871

Total cash outflow for leases	129,423	150,637

For both years, the Group leases various offices for its operations. Lease contracts are entered into for fixed terms of 1 to 3 years.